Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
14	SUBSEQUENT EVENTS

Management has evaluated subsequent events and determined that there are no events or transactions that require disclosure in the interim condensed consolidated financial statements.